DEFERRED INCOME (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
DEFERRED INCOME [Abstract]
Deferred revenue arising from Shopper's Card Program (Note 2(l)) and others	$ 4,145	25,715	22,477
Deferred rebate income	2,527	15,677	17,391
Deferred income		41,392	39,868